SEGMENT AND GEOGRAPHIC INFORMATION (Service Lines of Mobile and Internet Games) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue, Major Customer [Line Items]
Revenues	$ 179,440,410	$ 186,379,708	$ 160,008,435
Mobile Games [Member]
Revenue, Major Customer [Line Items]
Revenues	17,069,010	21,190,283	40,850,452
Mobile Games [Member] | Feature Phone [Member]
Revenue, Major Customer [Line Items]
Revenues	10,232,105	15,613,441	40,850,452
Mobile Games [Member] | Smart Phone [Member]
Revenue, Major Customer [Line Items]
Revenues	6,836,905	5,576,842
Internet Games [Member]
Revenue, Major Customer [Line Items]
Revenues	98,449,212	87,423,923	38,892,041
Internet Games [Member] | Online Game Operation [Member]
Revenue, Major Customer [Line Items]
Revenues	95,965,162	82,197,478	33,337,889
Internet Games [Member] | Licensing Arrangement [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 2,484,050	$ 5,226,445	$ 5,554,152